PRINCIPAL ACCOUNTING POLICIES (Details 18)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 China CNY	Dec. 31, 2011 China CNY	Dec. 31, 2010 China CNY	Dec. 31, 2012 China USD ($)	Jun. 13, 2012 China USD ($)	Dec. 31, 2012 Taiwan CNY	Dec. 31, 2011 Taiwan CNY
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)		10.00%					10.00%
Maximum percentage of statutory general reserve related to entity's registered capital		50.00%
Appropriations to statutory reserves		3,371,696	3,408,849	19,325,938			1,801,148	1,255,911
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent		1,600,000,000
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent		3,600,000,000	2,900,000,000	2,000,000,000
Amount approved as payment of dividend to purchase ADSs						300,000,000
Dividend paid from PRC subsidiaries to Hong Kong subsidiary		62,503,732
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)		10.00%
PRC withholding tax		95,000,000			$ 15,000,000
Segment reporting disclosures
Number of reportable segments	1